Share-based Payment Reserves (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Beginning Balance	1.37	1.36
Average exercise price in Granted	0	0
Average exercise price in Forfeited	0	1.00
Average exercise price in Exercised	0	0
Average exercise price in Expired	2.26	0
Ending Balance	0.82	1.37
Beginning Balance	$ 2,344	$ 2,404
Options Granted	0	0
Options Forfeited	0	(60)
Options Exercised	0	0
Options Expired	(904)	0
Ending Balance	$ 1,440	$ 2,344